Accounts Receivable, Net (Details) - Schedule of Allowance for Doubtful Accounts	6 Months Ended			12 Months Ended
	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Sep. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)
Schedule of Allowance for Doubtful Accounts [Abstract]
Balance at beginning of the period (audited)	¥ 24,366,824		¥ 13,615,875	¥ 13,615,875		¥ 8,530,951	$ 3,393,802	$ 1,981,442
Additions (unaudited)	5,341,696	$ 743,990	6,447,110	10,750,949	$ 1,564,525	5,084,924
Balance at end of the period (unaudited)	¥ 29,708,520		¥ 20,062,985	¥ 24,366,824		¥ 13,615,875	$ 4,137,792	$ 3,545,967